SHARE PREMIUM ACCOUNT	12 Months Ended
Dec. 31, 2019
Disclosure For Share Premium Account Explanatory [Abstract]
Disclosure for share premium account [text block]

NOTE 41: SHARE PREMIUM ACCOUNT

	2019 £m	2018 £m	2017 £m
At 1 January	17,719	17,634	17,622
Issued under employee share schemes	29	85	12
Redemption of preference shares[1]	3	–	–
At 31 December	17,751	17,719	17,634

1	During the year ended 31 December 2019, the Company redeemed all of its outstanding 6.3673% Non-cumulative Fixed to Floating Rate Preference Shares at their combined sterling par value of £3 million. These preference shares had been accounted for as subordinated liabilities. On redemption an amount of £3 million was transferred from the distributable merger reserve to the share premium account.